INCOME TAXES - INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	28.10%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(4.70%)	(6.80%)	(9.10%)
Effective Income Tax Rate Reconciliation, Tax Contingency, Other, Percent	(0.30%)	(2.00%)	(0.50%)
Tax Rate Reconciliation, Excess (Deficient) Tax Benefit from Share-Based Compensation	(0.40%)	(1.30%)	0.00%
Effective Income Tax Rate Reconciliation, US Tax Reform Transition Impact, Percent	4.50%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(1.20%)	(1.80%)	(0.40%)
Effective Income Tax Rate Reconciliation, Percent	26.00%	23.10%	25.00%